INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 42,220,985	R$ 43,331,904
Additions		1,765,421	1,226,126
Write-offs, net		(8,373)	(16)
Net transfers		85,500	186,308
Amortization (Note 25)		(2,787,640)	(2,523,337)
Business combination (Note 1.c.2)		596
Balance at end of the period		41,274,952	42,220,985	R$ 43,331,904
Proceeds from sale of assets		698,643	9,053	20,672
Tambor and Curitiba (CIC) data centers
INTANGIBLE ASSETS
Write-offs, net		3,249
Transfers of goods destined for sale (2)		(1,537)
Proceeds from sale of assets	R$ 419,690	419,690
Gain on sale of assets	R$ 64,275	64,275
Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		66,743,503
Balance at end of the period		68,606,815	66,743,503
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(24,522,518)
Balance at end of the period		(27,331,863)	(24,522,518)
Software
INTANGIBLE ASSETS
Balance at beginning of the period		3,245,042	2,720,806
Additions		374,690	970,172
Write-offs, net		(5,066)	(16)
Net transfers		1,314,978	519,539
Amortization (Note 25)		(1,234,949)	(965,459)
Business combination (Note 1.c.2)		596
Balance at end of the period		3,693,754	3,245,042	2,720,806
Software | Tambor and Curitiba (CIC) data centers
INTANGIBLE ASSETS
Transfers of goods destined for sale (2)		R$ (1,537)
Software | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%
Software | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		50.00%
Software | Estimated losses for impairment or obsolescence
INTANGIBLE ASSETS
Balance at beginning of the period		R$ (499)	(499)
Balance at end of the period		(499)	(499)	(499)
Software | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		16,604,769
Balance at end of the period		18,310,812	16,604,769
Software | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(13,359,727)
Balance at end of the period		(14,617,058)	(13,359,727)
Customer portfolio
INTANGIBLE ASSETS
Balance at beginning of the period		1,429,274	1,978,863
Amortization (Note 25)		(500,441)	(549,589)
Balance at end of the period		R$ 928,833	1,429,274	1,978,863
Customer portfolio | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		11.76%
Customer portfolio | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		12.85%
Customer portfolio | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 4,513,278
Balance at end of the period		4,513,278	4,513,278
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(3,084,004)
Balance at end of the period		(3,584,445)	(3,084,004)
Trademarks
INTANGIBLE ASSETS
Balance at beginning of the period		989,410	1,073,615
Amortization (Note 25)		(84,205)	(84,205)
Balance at end of the period		R$ 905,205	989,410	1,073,615
Trademarks | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		5.13%
Trademarks | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		66.67%
Trademarks | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 1,658,897
Balance at end of the period		1,658,897	1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(669,487)
Balance at end of the period		(753,692)	(669,487)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period		13,056,137	13,969,606
Additions			6,647
Amortization (Note 25)		(964,316)	(920,116)
Balance at end of the period		R$ 12,091,821	13,056,137	13,969,606
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		6.67%
Licenses | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 20,244,219
Balance at end of the period		20,244,219	20,244,219
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(7,188,082)
Balance at end of the period		(8,152,398)	(7,188,082)
Other intangible assets
INTANGIBLE ASSETS
Balance at beginning of the period		49,523	20,952
Write-offs, net		(58)
Net transfers		(6)	32,539
Amortization (Note 25)		(3,729)	(3,968)
Balance at end of the period		R$ 45,730	49,523	20,952
Other intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)		6.67%
Other intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)		20.00%
Other intangible assets | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		R$ 270,741
Balance at end of the period		270,000	270,741
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period		(221,218)
Balance at end of the period		(224,270)	(221,218)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period		389,677	506,140
Additions		1,390,731	249,307
Net transfers		(1,229,472)	(365,770)
Balance at end of the period		550,936	389,677	506,140
Software under development | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		389,677
Balance at end of the period		550,936	389,677
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period		23,062,421	23,062,421
Write-offs, net		(3,249)
Balance at end of the period		23,059,172	23,062,421	R$ 23,062,421
Goodwill | Gross carrying amount
INTANGIBLE ASSETS
Balance at beginning of the period		23,062,421
Balance at end of the period		R$ 23,059,172	R$ 23,062,421